INCOME TAXES (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	21.00%	21.00%	21.00%	34.00%
Taiwan unified income tax rate	(20.00%)	(20.00%)	20.00%	17.00%
Provisional remeasurement of deferred taxes (U.S.)			0.00%	(13.00%)
PRC standard EIT rate	25.00%
Changes in valuation allowance	(66.00%)	(41.00%)	(21.00%)	(21.00%)
Other	0.00%	0.00%	(18.00%)	(13.00%)
Effective combined income tax rate	0.00%	0.00%	2.00%	4.00%